PENSION AND POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS - Summary of Components of Net Periodic Benefit (Credit) Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Current service cost	$ 146	$ 134
Interest cost	411	401
Expected return on plan assets, net of expenses	(663)	(603)
Amortization of prior service credit	(3)	(3)
Amortization of actuarial (gains) losses	(15)	14
Net periodic benefit credit	(124)	(57)
Pension costs capitalized	47	52
Pension Benefits | Defined Benefit Plan, Labor
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit credit	67	74
Pension Benefits | Charged to results of operations
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit credit	20	22
Post-Retirement and Post-Employment Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Current service cost	60	56
Interest cost	79	75
Amortization of prior service credit	10	10
Amortization of actuarial (gains) losses	(23)	(30)
Net periodic benefit credit	126	111
Pension costs capitalized	41	39
Post-Retirement and Post-Employment Benefits | Defined Benefit Plan, Labor
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit credit	126	111
Post-Retirement and Post-Employment Benefits | Charged to results of operations
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit credit	$ 85	$ 72